SHARE-BASED COMPENSATION - RSU Activity - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 2,131,758	$ 2,030,335
Weighted average period to recognize unrecognized compensation cost (in years)	3 years 3 days
RSU
SHARE-BASED COMPENSATION
Vested (in shares)	0
Total sharebased compensation expenses	$ 242,069
Unrecognized share-based compensation expense	$ 967,481
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 21 days